                                 UNITED STATES

                       SECURITIES AND EXCHANGE COMMISSION

                             Washington, D.C. 20549

                                    FORM N-Q

                  QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
                   REGISTERED MANAGEMENT INVESTMENT COMPANIES

                  Investment Company Act file number 811-4492
-------------------------------------------------------------------------------

                               MFS SERIES TRUST X
-------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)

                500 Boylston Street, Boston, Massachusetts 02116
-------------------------------------------------------------------------------
              (Address of principal executive offices) (Zip code)

                                Susan S. Newton
                    Massachusetts Financial Services Company
                              500 Boylston Street
                          Boston, Massachusetts 02116
-------------------------------------------------------------------------------
                    (Name and address of agents for service)

              Registrant's telephone number, including area code:
                                 (617) 954-5000
-------------------------------------------------------------------------------

                       Date of fiscal year end: July 31*
-------------------------------------------------------------------------------

                    Date of reporting period: April 30, 2007
-------------------------------------------------------------------------------

* This Form N-CSR pertains to the following series of the Registrant: MFS Emerging Markets Debt Fund, MFS New Endeavor Fund and MFS Strategic Value Fund.

ITEM 1. SCHEDULE OF INVESTMENTS.

MFS(R) STRATEGIC VALUE FUND

4/30/07
Quarterly portfolio holdings

[graphic omitted]


M F S(R)
INVESTMENT MANAGEMENT

MFS Strategic Value Fund

PORTFOLIO OF INVESTMENTS (Unaudited) 4/30/07

ISSUER                                                                                             SHARES/PAR           VALUE ($)
---------------------------------------------------------------------------------------------------------------------------------
COMMON STOCKS - 100.1%
---------------------------------------------------------------------------------------------------------------------------------
AEROSPACE - 0.9%
---------------------------------------------------------------------------------------------------------------------------------
Honeywell International, Inc.                                                                         131,700        $  7,135,505
---------------------------------------------------------------------------------------------------------------------------------
AUTOMOTIVE - 1.6%
---------------------------------------------------------------------------------------------------------------------------------
Bayerische Motoren Werke AG                                                                           205,700        $ 12,705,928
---------------------------------------------------------------------------------------------------------------------------------
BIOTECHNOLOGY - 4.5%
---------------------------------------------------------------------------------------------------------------------------------
Amgen, Inc. (a)                                                                                       572,670        $ 36,731,054
---------------------------------------------------------------------------------------------------------------------------------
BROADCASTING - 3.7%
---------------------------------------------------------------------------------------------------------------------------------
CBS Corp., "B"                                                                                        415,175        $ 13,190,110
---------------------------------------------------------------------------------------------------------------------------------
E.W. Scripps Co., "A"                                                                                 192,370           8,329,621
---------------------------------------------------------------------------------------------------------------------------------
Viacom, Inc., "B" (a)                                                                                 213,840           8,820,900
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     $ 30,340,631
---------------------------------------------------------------------------------------------------------------------------------
BROKERAGE & ASSET MANAGERS - 1.7%
---------------------------------------------------------------------------------------------------------------------------------
Merrill Lynch & Co., Inc.                                                                             101,930        $  9,197,144
---------------------------------------------------------------------------------------------------------------------------------
Nomura Holdings, Inc.                                                                                 228,400           4,396,351
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     $ 13,593,495
---------------------------------------------------------------------------------------------------------------------------------
COMPUTER SOFTWARE - 5.6%
---------------------------------------------------------------------------------------------------------------------------------
Compuware Corp. (a)                                                                                 3,155,220        $ 31,142,021
---------------------------------------------------------------------------------------------------------------------------------
Oracle Corp. (a)                                                                                      768,660          14,450,808
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     $ 45,592,829
---------------------------------------------------------------------------------------------------------------------------------
CONSTRUCTION - 3.9%
---------------------------------------------------------------------------------------------------------------------------------
D.R. Horton, Inc.                                                                                     163,010        $  3,615,562
---------------------------------------------------------------------------------------------------------------------------------
Masco Corp.                                                                                         1,003,550          27,306,596
---------------------------------------------------------------------------------------------------------------------------------
Toll Brothers, Inc. (a)                                                                                27,520             819,546
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     $ 31,741,704
---------------------------------------------------------------------------------------------------------------------------------
CONTAINERS - 4.1%
---------------------------------------------------------------------------------------------------------------------------------
Owens-Illinois, Inc. (a)                                                                            1,122,230        $ 33,767,901
---------------------------------------------------------------------------------------------------------------------------------
ELECTRICAL EQUIPMENT - 5.4%
---------------------------------------------------------------------------------------------------------------------------------
Rockwell Automation, Inc. (a)                                                                         101,300        $  6,031,402
---------------------------------------------------------------------------------------------------------------------------------
Tyco International Ltd.                                                                             1,166,600          38,066,158
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     $ 44,097,560
---------------------------------------------------------------------------------------------------------------------------------
ENERGY - INDEPENDENT - 6.1%
---------------------------------------------------------------------------------------------------------------------------------
Anadarko Petroleum Corp.                                                                              588,700        $ 27,468,742
---------------------------------------------------------------------------------------------------------------------------------
Devon Energy Corp.                                                                                    308,290          22,465,092
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     $ 49,933,834
---------------------------------------------------------------------------------------------------------------------------------
ENERGY - INTEGRATED - 0.7%
---------------------------------------------------------------------------------------------------------------------------------
Hess Corp.                                                                                            102,940        $  5,841,845
---------------------------------------------------------------------------------------------------------------------------------
FOOD & DRUG STORES - 1.1%
---------------------------------------------------------------------------------------------------------------------------------
Sally Beauty Holdings, Inc. (a)                                                                       958,090        $  9,408,444
---------------------------------------------------------------------------------------------------------------------------------
FOREST & PAPER PRODUCTS - 1.5%
---------------------------------------------------------------------------------------------------------------------------------
Bowater, Inc.                                                                                         577,690        $ 12,645,634
---------------------------------------------------------------------------------------------------------------------------------
GENERAL MERCHANDISE - 1.4%
---------------------------------------------------------------------------------------------------------------------------------
Federated Department Stores, Inc.                                                                     269,290        $ 11,827,217
---------------------------------------------------------------------------------------------------------------------------------
INSURANCE - 12.7%
---------------------------------------------------------------------------------------------------------------------------------
Allstate Corp.                                                                                        325,550        $ 20,288,276
---------------------------------------------------------------------------------------------------------------------------------
Conseco, Inc. (a)                                                                                   1,430,570          25,306,783
---------------------------------------------------------------------------------------------------------------------------------
Genworth Financial, Inc., "A"                                                                         887,120          32,371,009
---------------------------------------------------------------------------------------------------------------------------------
Travelers Cos., Inc.                                                                                  480,630          26,002,083
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     $103,968,151
---------------------------------------------------------------------------------------------------------------------------------
MAJOR BANKS - 10.9%
---------------------------------------------------------------------------------------------------------------------------------
Bank of America Corp.                                                                                 439,718        $ 22,381,646
---------------------------------------------------------------------------------------------------------------------------------
Bank of New York Co., Inc.                                                                            744,530          30,138,574
---------------------------------------------------------------------------------------------------------------------------------
JPMorgan Chase & Co.                                                                                  585,250          30,491,525
---------------------------------------------------------------------------------------------------------------------------------
PNC Financial Services Group, Inc.                                                                     85,320           6,322,212
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     $ 89,333,957
---------------------------------------------------------------------------------------------------------------------------------
MEDICAL EQUIPMENT - 6.9%
---------------------------------------------------------------------------------------------------------------------------------
Boston Scientific Corp. (a)                                                                         1,191,830        $ 18,401,855
---------------------------------------------------------------------------------------------------------------------------------
Cooper Cos., Inc.                                                                                     187,330           9,572,563
---------------------------------------------------------------------------------------------------------------------------------
Pall Corp.                                                                                            683,400          28,668,630
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     $ 56,643,048
---------------------------------------------------------------------------------------------------------------------------------
NATURAL GAS - PIPELINE - 2.6%
---------------------------------------------------------------------------------------------------------------------------------
Williams Cos., Inc.                                                                                   710,520        $ 20,960,340
---------------------------------------------------------------------------------------------------------------------------------
NETWORK & TELECOM - 2.1%
---------------------------------------------------------------------------------------------------------------------------------
Nortel Networks Corp. (a)                                                                             769,407        $ 17,604,032
---------------------------------------------------------------------------------------------------------------------------------
OIL SERVICES - 2.8%
---------------------------------------------------------------------------------------------------------------------------------
GlobalSantaFe Corp.                                                                                   176,580        $ 11,288,759
---------------------------------------------------------------------------------------------------------------------------------
Noble Corp.                                                                                           133,480          11,240,351
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     $ 22,529,110
---------------------------------------------------------------------------------------------------------------------------------
OTHER BANKS & DIVERSIFIED FINANCIALS - 2.1%
---------------------------------------------------------------------------------------------------------------------------------
Countrywide Financial Corp.                                                                           111,800        $  4,145,544
---------------------------------------------------------------------------------------------------------------------------------
HSBC Holdings PLC                                                                                     233,800           4,317,175
---------------------------------------------------------------------------------------------------------------------------------
New York Community Bancorp, Inc.                                                                      508,860           8,884,696
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     $ 17,347,415
---------------------------------------------------------------------------------------------------------------------------------
PHARMACEUTICALS - 4.6%
---------------------------------------------------------------------------------------------------------------------------------
Warner Chilcott Ltd., "A" (a)                                                                         544,820        $  9,180,217
---------------------------------------------------------------------------------------------------------------------------------
Wyeth                                                                                                 518,600          28,782,300
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     $ 37,962,517
---------------------------------------------------------------------------------------------------------------------------------
PRINTING & PUBLISHING - 3.4%
---------------------------------------------------------------------------------------------------------------------------------
New York Times Co., "A"                                                                             1,175,260        $ 27,501,084
---------------------------------------------------------------------------------------------------------------------------------
TELEPHONE SERVICES - 4.9%
---------------------------------------------------------------------------------------------------------------------------------
Verizon Communications, Inc.                                                                        1,048,325        $ 40,025,049
---------------------------------------------------------------------------------------------------------------------------------
TOBACCO - 1.2%
---------------------------------------------------------------------------------------------------------------------------------
Altria Group, Inc. (a)                                                                                146,760        $ 10,114,699
---------------------------------------------------------------------------------------------------------------------------------
UTILITIES - ELECTRIC POWER - 3.7%
---------------------------------------------------------------------------------------------------------------------------------
DPL, Inc.                                                                                             153,170        $  4,801,880
---------------------------------------------------------------------------------------------------------------------------------
FPL Group, Inc.                                                                                       231,640          14,910,667
---------------------------------------------------------------------------------------------------------------------------------
Public Service Enterprise Group, Inc.                                                                 121,780          10,527,881
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     $ 30,240,428
---------------------------------------------------------------------------------------------------------------------------------
  TOTAL INVESTMENTS(k)                                                                                               $819,593,411
---------------------------------------------------------------------------------------------------------------------------------
OTHER ASSETS, LESS LIABILITIES - (0.1)%                                                                                (1,208,259)
---------------------------------------------------------------------------------------------------------------------------------
  NET ASSETS - 100.0%                                                                                                $818,385,152
---------------------------------------------------------------------------------------------------------------------------------

(a) Non-income producing security.
(k) As of April 30, 2007, the fund had three securities that were fair valued, aggregating $21,419,454 and 2.61% of market value, in accordance with the policies adopted by the Board of Trustees.

See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

MFS STRATEGIC VALUE FUND

SUPPLEMENTAL INFORMATION (UNAUDITED) 4/30/2007

(1) PORTFOLIO SECURITIES

The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:


Aggregate Cost                                                   $697,612,113
                                                                 ============
Gross unrealized appreciation                                    $140,937,948
Gross unrealized depreciation                                     (18,956,650)
                                                                 ------------
      Net unrealized appreciation (depreciation)                 $121,981,298
                                                                 ============

The aggregate cost above includes prior fiscal year end tax adjustments.

MFS(R) NEW ENDEAVOR FUND

4/30/07
Quarterly portfolio holdings

[graphic omitted]


M F S(R)
INVESTMENT MANAGEMENT

MFS New Endeavor Fund

PORTFOLIO OF INVESTMENTS (Unaudited) 4/30/07

ISSUER                                                                                             SHARES/PAR           VALUE ($)
---------------------------------------------------------------------------------------------------------------------------------
COMMON STOCKS - 98.9%
---------------------------------------------------------------------------------------------------------------------------------
AEROSPACE - 1.5%
---------------------------------------------------------------------------------------------------------------------------------
Embraer-Empresa Brasileira de Aeronautica S.A., ADR                                                    38,120        $  1,788,209
---------------------------------------------------------------------------------------------------------------------------------
Precision Castparts Corp.                                                                              16,470           1,714,692
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     $  3,502,901
---------------------------------------------------------------------------------------------------------------------------------
APPAREL MANUFACTURERS - 1.8%
---------------------------------------------------------------------------------------------------------------------------------
Phillips-Van Heusen Corp.                                                                              28,520        $  1,594,268
---------------------------------------------------------------------------------------------------------------------------------
Quiksilver, Inc. (a)                                                                                   93,090           1,238,097
---------------------------------------------------------------------------------------------------------------------------------
Under Armour, Inc. (a)                                                                                 24,330           1,228,665
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     $  4,061,030
---------------------------------------------------------------------------------------------------------------------------------
AUTOMOTIVE - 1.6%
---------------------------------------------------------------------------------------------------------------------------------
Sauer-Danfoss, Inc.                                                                                   122,050        $  3,639,531
---------------------------------------------------------------------------------------------------------------------------------
BIOTECHNOLOGY - 1.0%
---------------------------------------------------------------------------------------------------------------------------------
Keryx Biopharmaceuticals, Inc. (a)                                                                     52,076        $    531,175
---------------------------------------------------------------------------------------------------------------------------------
Millipore Corp. (a)                                                                                    23,486           1,733,971
---------------------------------------------------------------------------------------------------------------------------------
Neurochem, Inc. (a)                                                                                    12,843             149,107
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     $  2,414,253
---------------------------------------------------------------------------------------------------------------------------------
BROKERAGE & ASSET MANAGERS - 1.5%
---------------------------------------------------------------------------------------------------------------------------------
Affiliated Managers Group, Inc. (a)                                                                    20,154        $  2,370,715
---------------------------------------------------------------------------------------------------------------------------------
GFI Group, Inc. (a)                                                                                    16,530           1,144,703
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     $  3,515,418
---------------------------------------------------------------------------------------------------------------------------------
BUSINESS SERVICES - 2.1%
---------------------------------------------------------------------------------------------------------------------------------
Corporate Executive Board Co.                                                                          44,632        $  2,840,380
---------------------------------------------------------------------------------------------------------------------------------
Global Payments, Inc.                                                                                  49,640           1,885,327
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     $  4,725,707
---------------------------------------------------------------------------------------------------------------------------------
COMPUTER SOFTWARE - 4.8%
---------------------------------------------------------------------------------------------------------------------------------
CommVault Systems, Inc. (a)                                                                           100,700        $  1,707,872
---------------------------------------------------------------------------------------------------------------------------------
MSC.Software Corp. (a)                                                                                214,314           2,798,941
---------------------------------------------------------------------------------------------------------------------------------
Opsware, Inc. (a)                                                                                     148,900           1,195,667
---------------------------------------------------------------------------------------------------------------------------------
Synopsys, Inc. (a)                                                                                     89,710           2,481,379
---------------------------------------------------------------------------------------------------------------------------------
Transaction Systems Architects, Inc. (a)                                                               88,930           2,821,749
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     $ 11,005,608
---------------------------------------------------------------------------------------------------------------------------------
COMPUTER SOFTWARE - SYSTEMS - 0.5%
---------------------------------------------------------------------------------------------------------------------------------
Cray, Inc. (a)                                                                                         98,290        $  1,223,710
---------------------------------------------------------------------------------------------------------------------------------
CONSTRUCTION - 1.1%
---------------------------------------------------------------------------------------------------------------------------------
Dayton Superior Corp. (a)                                                                             240,980        $  2,433,898
---------------------------------------------------------------------------------------------------------------------------------
CONSUMER GOODS & SERVICES - 5.8%
---------------------------------------------------------------------------------------------------------------------------------
Alberto-Culver Co.                                                                                     45,140        $  1,096,451
---------------------------------------------------------------------------------------------------------------------------------
Central Garden & Pet Co. (a)                                                                           24,680             365,511
---------------------------------------------------------------------------------------------------------------------------------
Central Garden & Pet Co., "A" (a)                                                                      50,000             716,000
---------------------------------------------------------------------------------------------------------------------------------
ITT Educational Services, Inc. (a)                                                                     40,878           3,973,750
---------------------------------------------------------------------------------------------------------------------------------
Kimberly-Clark de Mexico S.A. de C.V., "A"                                                            246,690           1,093,752
---------------------------------------------------------------------------------------------------------------------------------
Physicians Formula Holdings, Inc. (a)                                                                  70,650           1,485,063
---------------------------------------------------------------------------------------------------------------------------------
Scotts Miracle-Gro Co.                                                                                 28,403           1,277,283
---------------------------------------------------------------------------------------------------------------------------------
Strayer Education, Inc.                                                                                27,070           3,365,884
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     $ 13,373,694
---------------------------------------------------------------------------------------------------------------------------------
CONTAINERS - 1.6%
---------------------------------------------------------------------------------------------------------------------------------
Owens-Illinois, Inc. (a)                                                                              121,290        $  3,649,616
---------------------------------------------------------------------------------------------------------------------------------
ELECTRICAL EQUIPMENT - 6.4%
---------------------------------------------------------------------------------------------------------------------------------
Anixter International Inc. (a)                                                                         38,390        $  2,748,724
---------------------------------------------------------------------------------------------------------------------------------
Mettler-Toledo International, Inc. (a)                                                                 28,550           2,787,051
---------------------------------------------------------------------------------------------------------------------------------
Rockwell Automation, Inc. (a)                                                                          53,970           3,213,374
---------------------------------------------------------------------------------------------------------------------------------
W.W. Grainger, Inc.                                                                                    25,619           2,116,642
---------------------------------------------------------------------------------------------------------------------------------
WESCO International, Inc. (a)                                                                          62,260           3,932,964
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     $ 14,798,755
---------------------------------------------------------------------------------------------------------------------------------
ELECTRONICS - 6.0%
---------------------------------------------------------------------------------------------------------------------------------
ATMI, Inc. (a)                                                                                         57,360        $  1,774,145
---------------------------------------------------------------------------------------------------------------------------------
FormFactor, Inc. (a)                                                                                   32,080           1,324,583
---------------------------------------------------------------------------------------------------------------------------------
Hittite Microwave Corp. (a)                                                                            53,280           2,407,190
---------------------------------------------------------------------------------------------------------------------------------
Intersil Corp., "A"                                                                                    94,200           2,806,218
---------------------------------------------------------------------------------------------------------------------------------
Marvell Technology Group Ltd. (a)                                                                     137,360           2,215,617
---------------------------------------------------------------------------------------------------------------------------------
PLX Technology, Inc. (a)                                                                              108,500           1,139,250
---------------------------------------------------------------------------------------------------------------------------------
SanDisk Corp. (a)                                                                                      51,793           2,250,406
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     $ 13,917,409
---------------------------------------------------------------------------------------------------------------------------------
ENERGY - INDEPENDENT - 2.5%
---------------------------------------------------------------------------------------------------------------------------------
CONSOL Energy, Inc.                                                                                    28,550        $  1,195,388
---------------------------------------------------------------------------------------------------------------------------------
Kodiak Oil & Gas Corp. (a)                                                                            167,530           1,038,686
---------------------------------------------------------------------------------------------------------------------------------
Ultra Petroleum Corp. (a)                                                                              10,500             595,560
---------------------------------------------------------------------------------------------------------------------------------
Venoco, Inc. (a)                                                                                      150,260           2,857,945
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     $  5,687,579
---------------------------------------------------------------------------------------------------------------------------------
ENGINEERING - CONSTRUCTION - 4.1%
---------------------------------------------------------------------------------------------------------------------------------
North American Energy Partners, Inc. (a)                                                              232,910        $  4,984,274
---------------------------------------------------------------------------------------------------------------------------------
Quanta Services, Inc. (a)                                                                             162,490           4,466,850
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     $  9,451,124
---------------------------------------------------------------------------------------------------------------------------------
FOOD & BEVERAGES - 0.7%
---------------------------------------------------------------------------------------------------------------------------------
Chiquita Brands International, Inc.                                                                    37,790        $    560,426
---------------------------------------------------------------------------------------------------------------------------------
Diamond Foods, Inc.                                                                                    68,940           1,107,866
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     $  1,668,292
---------------------------------------------------------------------------------------------------------------------------------
GAMING & LODGING - 1.0%
---------------------------------------------------------------------------------------------------------------------------------
Penn National Gaming, Inc. (a)                                                                         39,380        $  1,903,629
---------------------------------------------------------------------------------------------------------------------------------
Pinnacle Entertainment, Inc. (a)                                                                       13,470             378,238
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     $  2,281,867
---------------------------------------------------------------------------------------------------------------------------------
GENERAL MERCHANDISE - 2.2%
---------------------------------------------------------------------------------------------------------------------------------
Family Dollar Stores, Inc.                                                                             89,920        $  2,863,053
---------------------------------------------------------------------------------------------------------------------------------
Stage Stores, Inc.                                                                                     94,960           2,093,868
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     $  4,956,921
---------------------------------------------------------------------------------------------------------------------------------
INSURANCE - 3.7%
---------------------------------------------------------------------------------------------------------------------------------
Allied World Assurance Co. Holdings Ltd.                                                               70,520        $  3,125,446
---------------------------------------------------------------------------------------------------------------------------------
Aspen Insurance Holdings Ltd.                                                                         103,126           2,733,870
---------------------------------------------------------------------------------------------------------------------------------
Protective Life Corp.                                                                                  54,890           2,574,341
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     $  8,433,657
---------------------------------------------------------------------------------------------------------------------------------
INTERNET - 1.4%
---------------------------------------------------------------------------------------------------------------------------------
CNET Networks, Inc. (a)                                                                               228,650        $  1,927,519
---------------------------------------------------------------------------------------------------------------------------------
Move, Inc. (a)                                                                                        264,550           1,227,512
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     $  3,155,031
---------------------------------------------------------------------------------------------------------------------------------
LEISURE & TOYS - 1.1%
---------------------------------------------------------------------------------------------------------------------------------
Polaris Industries Inc.                                                                                11,630        $    587,664
---------------------------------------------------------------------------------------------------------------------------------
Ubisoft Entertainment S.A. (a)                                                                         40,655           2,025,608
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     $  2,613,272
---------------------------------------------------------------------------------------------------------------------------------
MACHINERY & TOOLS - 2.3%
---------------------------------------------------------------------------------------------------------------------------------
Altra Holdings, Inc. (a)                                                                               74,190        $  1,247,134
---------------------------------------------------------------------------------------------------------------------------------
Timken Co.                                                                                            125,590           4,141,958
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     $  5,389,092
---------------------------------------------------------------------------------------------------------------------------------
MEDICAL & HEALTH TECHNOLOGY & SERVICES - 1.9%
---------------------------------------------------------------------------------------------------------------------------------
MWI Veterinary Supply, Inc. (a)                                                                        86,900        $  3,229,204
---------------------------------------------------------------------------------------------------------------------------------
VCA Antech, Inc. (a)                                                                                   28,940           1,141,104
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     $  4,370,308
---------------------------------------------------------------------------------------------------------------------------------
MEDICAL EQUIPMENT - 5.8%
---------------------------------------------------------------------------------------------------------------------------------
ABIOMED, Inc. (a)                                                                                      24,090        $    308,834
---------------------------------------------------------------------------------------------------------------------------------
Advanced Medical Optics, Inc. (a)                                                                      66,910           2,705,171
---------------------------------------------------------------------------------------------------------------------------------
Aspect Medical Systems, Inc. (a)                                                                      192,251           2,952,975
---------------------------------------------------------------------------------------------------------------------------------
Cooper Cos., Inc.                                                                                      32,560           1,663,816
---------------------------------------------------------------------------------------------------------------------------------
Cyberonics, Inc. (a)                                                                                   75,800           1,656,988
---------------------------------------------------------------------------------------------------------------------------------
Dexcom, Inc. (a)                                                                                       75,610             602,612
---------------------------------------------------------------------------------------------------------------------------------
Thoratec Corp. (a)                                                                                     59,110           1,159,738
---------------------------------------------------------------------------------------------------------------------------------
Ventana Medical Systems, Inc. (a)                                                                      45,090           2,190,923
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     $ 13,241,057
---------------------------------------------------------------------------------------------------------------------------------
METALS & MINING - 1.4%
---------------------------------------------------------------------------------------------------------------------------------
Aber Diamond Corp.                                                                                     91,230        $  3,306,175
---------------------------------------------------------------------------------------------------------------------------------
NATURAL GAS - DISTRIBUTION - 1.3%
---------------------------------------------------------------------------------------------------------------------------------
Energen Corp.                                                                                          36,940        $  2,070,487
---------------------------------------------------------------------------------------------------------------------------------
Equitable Resources, Inc.                                                                              16,780             872,728
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     $  2,943,215
---------------------------------------------------------------------------------------------------------------------------------
NATURAL GAS - PIPELINE - 0.2%
---------------------------------------------------------------------------------------------------------------------------------
El Paso Corp.                                                                                          37,860        $    567,900
---------------------------------------------------------------------------------------------------------------------------------
NETWORK & TELECOM - 2.5%
---------------------------------------------------------------------------------------------------------------------------------
NICE Systems Ltd., ADR (a)                                                                            108,240        $  3,966,996
---------------------------------------------------------------------------------------------------------------------------------
Sonus Networks, Inc. (a)                                                                              223,850           1,730,361
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     $  5,697,357
---------------------------------------------------------------------------------------------------------------------------------
OIL SERVICES - 6.4%
---------------------------------------------------------------------------------------------------------------------------------
Dresser-Rand Group, Inc. (a)                                                                          131,950        $  4,210,525
---------------------------------------------------------------------------------------------------------------------------------
Dril-Quip, Inc. (a)                                                                                    51,850           2,618,425
---------------------------------------------------------------------------------------------------------------------------------
Hercules Offshore, Inc. (a)                                                                           113,630           3,571,391
---------------------------------------------------------------------------------------------------------------------------------
Lufkin Industries, Inc.                                                                                45,810           2,850,298
---------------------------------------------------------------------------------------------------------------------------------
Oceaneering International, Inc. (a)                                                                    30,690           1,459,003
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     $ 14,709,642
---------------------------------------------------------------------------------------------------------------------------------
OTHER BANKS & DIVERSIFIED FINANCIALS - 6.6%
---------------------------------------------------------------------------------------------------------------------------------
Bank of Hawaii Corp.                                                                                   48,910        $  2,587,339
---------------------------------------------------------------------------------------------------------------------------------
City National Corp.                                                                                    26,990           1,976,208
---------------------------------------------------------------------------------------------------------------------------------
Commerce Bancorp, Inc.                                                                                 88,501           2,959,473
---------------------------------------------------------------------------------------------------------------------------------
Euro Dekania Ltd., IEU (a)(z)                                                                          88,160           1,203,428
---------------------------------------------------------------------------------------------------------------------------------
New York Community Bancorp, Inc.                                                                      156,920           2,739,823
---------------------------------------------------------------------------------------------------------------------------------
Signature Bank (a)                                                                                     86,574           2,723,618
---------------------------------------------------------------------------------------------------------------------------------
United PanAm Financial Corp. (a)                                                                       64,420             912,831
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     $ 15,102,720
---------------------------------------------------------------------------------------------------------------------------------
PERSONAL COMPUTERS & PERIPHERALS - 0.5%
---------------------------------------------------------------------------------------------------------------------------------
Mellanox Technologies Ltd. (a)                                                                         67,350        $  1,117,337
---------------------------------------------------------------------------------------------------------------------------------
PHARMACEUTICALS - 2.9%
---------------------------------------------------------------------------------------------------------------------------------
Adams Respiratory Therapeutics, Inc. (a)                                                               27,810        $  1,043,153
---------------------------------------------------------------------------------------------------------------------------------
Endo Pharmaceuticals Holdings, Inc. (a)                                                                59,810           1,850,521
---------------------------------------------------------------------------------------------------------------------------------
Medicis Pharmaceutical Corp., "A"                                                                      56,297           1,711,429
---------------------------------------------------------------------------------------------------------------------------------
Warner Chilcott Ltd., "A" (a)                                                                         120,750           2,034,638
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     $  6,639,741
---------------------------------------------------------------------------------------------------------------------------------
REAL ESTATE - 4.4%
---------------------------------------------------------------------------------------------------------------------------------
Alesco Financial, Inc., REIT                                                                          318,580        $  2,793,947
---------------------------------------------------------------------------------------------------------------------------------
BRE Properties, Inc., REIT                                                                             42,140           2,530,086
---------------------------------------------------------------------------------------------------------------------------------
Maguire Properties, Inc., REIT                                                                         62,010           2,234,220
---------------------------------------------------------------------------------------------------------------------------------
Tanger Factory Outlet Centers, Inc., REIT                                                              64,550           2,616,857
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     $ 10,175,110
---------------------------------------------------------------------------------------------------------------------------------
RESTAURANTS - 2.8%
---------------------------------------------------------------------------------------------------------------------------------
Panera Bread Co. (a)                                                                                   28,120        $  1,566,003
---------------------------------------------------------------------------------------------------------------------------------
Red Robin Gourmet Burgers, Inc. (a)                                                                    80,370           3,182,652
---------------------------------------------------------------------------------------------------------------------------------
Texas Roadhouse, Inc., "A" (a)                                                                        114,420           1,672,820
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     $  6,421,475
---------------------------------------------------------------------------------------------------------------------------------
SPECIALTY CHEMICALS - 1.4%
---------------------------------------------------------------------------------------------------------------------------------
Albemarle Corp.                                                                                        52,530        $  2,229,898
---------------------------------------------------------------------------------------------------------------------------------
Cytec Industries, Inc.                                                                                 17,580             965,142
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     $  3,195,040
---------------------------------------------------------------------------------------------------------------------------------
SPECIALTY STORES - 3.0%
---------------------------------------------------------------------------------------------------------------------------------
Advance Auto Parts, Inc.                                                                               20,070        $    826,884
---------------------------------------------------------------------------------------------------------------------------------
Aeropostale, Inc. (a)                                                                                  26,471           1,089,282
---------------------------------------------------------------------------------------------------------------------------------
Dick's Sporting Goods, Inc. (a)                                                                        21,310           1,195,278
---------------------------------------------------------------------------------------------------------------------------------
Urban Outfitters, Inc. (a)                                                                             62,266           1,603,972
---------------------------------------------------------------------------------------------------------------------------------
Williams-Sonoma, Inc.                                                                                  63,660           2,242,105
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     $  6,957,521
---------------------------------------------------------------------------------------------------------------------------------
TELEPHONE SERVICES - 0.4%
---------------------------------------------------------------------------------------------------------------------------------
Embarq Corp.                                                                                           15,510        $    931,220
---------------------------------------------------------------------------------------------------------------------------------
TRUCKING - 1.5%
---------------------------------------------------------------------------------------------------------------------------------
Landstar Systems, Inc.                                                                                 36,620        $  1,769,112
---------------------------------------------------------------------------------------------------------------------------------
UTi Worldwide, Inc.                                                                                    72,650           1,705,096
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     $  3,474,208
---------------------------------------------------------------------------------------------------------------------------------
UTILITIES - ELECTRIC POWER - 1.2%
---------------------------------------------------------------------------------------------------------------------------------
CMS Energy Corp.                                                                                      101,317        $  1,876,391
---------------------------------------------------------------------------------------------------------------------------------
DPL, Inc.                                                                                              27,690             868,082
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     $  2,744,473
---------------------------------------------------------------------------------------------------------------------------------
  TOTAL COMMON STOCKS                                                                                                $227,492,864
---------------------------------------------------------------------------------------------------------------------------------
SHORT-TERM OBLIGATIONS - 0.8%
---------------------------------------------------------------------------------------------------------------------------------
New Center Asset Trust, 5.29%, due 5/01/07 (y)                                                    $ 1,820,000        $  1,820,000
---------------------------------------------------------------------------------------------------------------------------------
  TOTAL INVESTMENTS(k)                                                                                               $229,312,864
---------------------------------------------------------------------------------------------------------------------------------
OTHER ASSETS, LESS LIABILITIES - 0.3%                                                                                     639,207
---------------------------------------------------------------------------------------------------------------------------------
  NET ASSETS - 100.0%                                                                                                $229,952,071
---------------------------------------------------------------------------------------------------------------------------------

(a) Non-income producing security.
(k) As of April 30, 2007, the fund had one security that was fair valued, aggregating $1,203,428 and 0.52% of market value, in accordance with the policies adopted by the Board of Trustees.
(y) The rate shown represents an annualized yield at time of purchase.
(z) Restricted securities are not registered under the Securities Act of 1933 and are subject to legal restrictions on resale.
    These securities generally may be resold in transactions exempt from registration or to the public if the securities are subsequently registered. Disposal of these securities may involve time-consuming negotiations and prompt sale at an acceptable price may be difficult. The fund holds the following restricted security:

                                          ACQUISITION                       ACQUISITION            CURRENT           TOTAL % OF
RESTRICTED SECURITIES                        DATE                              COST             MARKET VALUE         NET ASSETS
-------------------------------------------------------------------------------------------------------------------------------
Euro Dekania Ltd., IEU                      3/08/07                         $1,158,069           $1,203,428            0.5%
-------------------------------------------------------------------------------------------------------------------------------

The following abbreviations are used in this report and are defined:
ADR       American Depository Receipt
IEU       International Equity Unit
REIT      Real Estate Investment Trust

See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

MFS NEW ENDEAVOR FUND

SUPPLEMENTAL INFORMATION (UNAUDITED) 4/30/07

(1) PORTFOLIO SECURITIES

The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

Aggregate Cost                                                   $211,699,260
                                                                 ============
Gross unrealized appreciation                                    $ 24,090,763
Gross unrealized depreciation                                      (6,477,159)
                                                                 ------------
      Net unrealized appreciation (depreciation)                 $ 17,613,604
                                                                 ============

The aggregate cost above includes prior fiscal year end tax adjustments.

MFS(R) EMERGING MARKETS DEBT FUND

4/30/07
Quarterly portfolio holdings

[graphic omitted]


M F S(R)
INVESTMENT MANAGEMENT

MFS Emerging Markets Debt Fund

PORTFOLIO OF INVESTMENTS (Unaudited) 4/30/07

ISSUER                                                                                              SHARES/PAR          VALUE ($)
---------------------------------------------------------------------------------------------------------------------------------
BONDS - 92.6%
---------------------------------------------------------------------------------------------------------------------------------
FOREIGN BONDS - 92.6%
---------------------------------------------------------------------------------------------------------------------------------
ARGENTINA - 9.9%
---------------------------------------------------------------------------------------------------------------------------------
Central Bank of Argentina, 11.3125%, 2010                                                      ARS   8,207,000       $  2,703,214
---------------------------------------------------------------------------------------------------------------------------------
Central Bank of Argentina, FRN, 2%, 2018                                                       ARS   1,728,134            482,041
---------------------------------------------------------------------------------------------------------------------------------
GC Impsat Holdings I PLC, 9.875%, 2017 (l)(n)                                                    $     740,000            765,900
---------------------------------------------------------------------------------------------------------------------------------
Province del Neuquen, 8.656%, 2014 (l)(n)                                                              549,000            569,587
---------------------------------------------------------------------------------------------------------------------------------
Province del Neuquen, 8.656%, 2014                                                                     100,000            103,750
---------------------------------------------------------------------------------------------------------------------------------
Republic of Argentina, 7%, 2013                                                                      5,066,999          4,910,344
---------------------------------------------------------------------------------------------------------------------------------
Republic of Argentina, 7%, 2015                                                                      4,592,600          4,290,254
---------------------------------------------------------------------------------------------------------------------------------
Republic of Argentina, 8.28%, 2033                                                                   1,329,669          1,430,724
---------------------------------------------------------------------------------------------------------------------------------
Republic of Argentina, FRN, 10.875%, 2007                                                      ARS   6,339,000          2,072,693
---------------------------------------------------------------------------------------------------------------------------------
Republic of Argentina, FRN, 12.0972%, 2008                                                     ARS  12,224,000          3,987,836
---------------------------------------------------------------------------------------------------------------------------------
Republic of Argentina, FRN, 5.475%, 2012                                                         $   9,046,500          8,641,971
---------------------------------------------------------------------------------------------------------------------------------
Republic of Argentina, FRN, 5.83%, 2033                                                        ARS     589,000            287,303
---------------------------------------------------------------------------------------------------------------------------------
Republic of Argentina, 0%, 2035                                                                  $   2,126,845            323,280
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     $ 30,568,897
---------------------------------------------------------------------------------------------------------------------------------
BRAZIL - 15.8%
---------------------------------------------------------------------------------------------------------------------------------
Banco BMG S.A., 9.15%, 2016 (n)                                                                  $   1,074,000       $  1,159,920
---------------------------------------------------------------------------------------------------------------------------------
Banco BMG S.A., 9.15%, 2016                                                                            300,000            324,000
---------------------------------------------------------------------------------------------------------------------------------
Banco do Brasil S.A., 7.95%, 2049 (n)                                                                  643,000            667,434
---------------------------------------------------------------------------------------------------------------------------------
Banco do Brasil S.A., 7.95%, 2049                                                                      200,000            207,698
---------------------------------------------------------------------------------------------------------------------------------
Banco do Estado de Sao Paulo S.A., 8.7%, 2010                                                          631,000            668,860
---------------------------------------------------------------------------------------------------------------------------------
Banco do Estado de Sao Paulo S.A., 8.7%, 2049 (n)                                                      578,000            613,403
---------------------------------------------------------------------------------------------------------------------------------
Centrais Eletricas Brasileiras S.A., 7.75%, 2015 (n)                                                   261,000            290,362
---------------------------------------------------------------------------------------------------------------------------------
Centrais Eletricas Brasileiras S.A., 7.75%, 2015                                                       454,000            505,075
---------------------------------------------------------------------------------------------------------------------------------
Companhia Energetica Sao Paulo, 9.25%, 2013 (n)                                                        262,000            293,767
---------------------------------------------------------------------------------------------------------------------------------
Companhia Energetica Sao Paulo, 9.75%, 2015 (l)(n)                                             BRL   3,768,000          2,040,242
---------------------------------------------------------------------------------------------------------------------------------
Companhia Energetica Sao Paulo, 9.75%, 2015                                                    BRL     250,000            135,366
---------------------------------------------------------------------------------------------------------------------------------
Companhia de Saneamento Basico do Estado de Sao Paulo, 7.5%, 2016                                $     847,000            891,468
---------------------------------------------------------------------------------------------------------------------------------
Cosan Finance Ltd., 7%, 2017 (n)                                                                       668,000            662,990
---------------------------------------------------------------------------------------------------------------------------------
Cosan Finance Ltd., 7%, 2017                                                                           100,000             99,250
---------------------------------------------------------------------------------------------------------------------------------
Federative Republic of Brazil, 6%, 2009                                                        BRL   2,267,360          1,088,626
---------------------------------------------------------------------------------------------------------------------------------
Federative Republic of Brazil, 10%, 2012                                                       BRL   1,388,000            662,651
---------------------------------------------------------------------------------------------------------------------------------
Federative Republic of Brazil, 6%, 2017                                                          $   5,623,000          5,729,837
---------------------------------------------------------------------------------------------------------------------------------
Federative Republic of Brazil, 8%, 2018                                                              4,829,000          5,480,915
---------------------------------------------------------------------------------------------------------------------------------
Federative Republic of Brazil, 8.875%, 2019                                                            982,000          1,247,140
---------------------------------------------------------------------------------------------------------------------------------
Federative Republic of Brazil, 8.875%, 2024                                                          1,071,000          1,415,326
---------------------------------------------------------------------------------------------------------------------------------
Federative Republic of Brazil, 8.25%, 2034                                                           3,040,000          3,907,920
---------------------------------------------------------------------------------------------------------------------------------
Federative Republic of Brazil, 7.125%, 2037                                                          4,339,000          4,905,239
---------------------------------------------------------------------------------------------------------------------------------
Federative Republic of Brazil, 11%, 2040                                                               742,000          1,006,894
---------------------------------------------------------------------------------------------------------------------------------
Federative Republic of Brazil, CLN, 6%, 2009 (z)                                               BRL   3,858,289          1,850,449
---------------------------------------------------------------------------------------------------------------------------------
Federative Republic of Brazil, CLN, 6%, 2009 (z)                                               BRL   2,605,576          1,249,643
---------------------------------------------------------------------------------------------------------------------------------
Federative Republic of Brazil, CLN, 6%, 2009 (z)                                               BRL   1,484,210            711,832
---------------------------------------------------------------------------------------------------------------------------------
Federative Republic of Brazil, CLN, 10%, 2012                                                  BRL   5,294,000          2,527,433
---------------------------------------------------------------------------------------------------------------------------------
Federative Republic of Brazil, CLN, 10%, 2012                                                  BRL   1,922,000            917,591
---------------------------------------------------------------------------------------------------------------------------------
Federative Republic of Brazil, CLN, 10%, 2012                                                  BRL   2,645,000          1,262,761
---------------------------------------------------------------------------------------------------------------------------------
Federative Republic of Brazil, CLN, 10%, 2012                                                  BRL   1,390,000            663,606
---------------------------------------------------------------------------------------------------------------------------------
Federative Republic of Brazil, CLN, 10%, 2012                                                  BRL   1,057,000            504,627
---------------------------------------------------------------------------------------------------------------------------------
Federative Republic of Brazil, CLN I, 6%, 2009 (z)                                             BRL   1,625,407            779,551
---------------------------------------------------------------------------------------------------------------------------------
Federative Republic of Brazil, CLN II, 6%, 2009 (z)                                            BRL   1,187,039            569,308
---------------------------------------------------------------------------------------------------------------------------------
Globo Comunicacoes Participacao, 7.25%, 2022 (z)                                                 $     611,000            610,389
---------------------------------------------------------------------------------------------------------------------------------
ISA Capital do Brasil S.A., 7.875%, 2012 (n)                                                           753,000            771,825
---------------------------------------------------------------------------------------------------------------------------------
ISA Capital do Brasil S.A., 8.8%, 2017 (n)                                                             733,000            789,808
---------------------------------------------------------------------------------------------------------------------------------
JBS S.A., 10.5%, 2016 (l)(n)                                                                           728,000            833,560
---------------------------------------------------------------------------------------------------------------------------------
JBS S.A., 10.5%, 2016                                                                                  156,000            178,620
---------------------------------------------------------------------------------------------------------------------------------
Tam Capital, Inc., 7.375%, 2017 (z)                                                                    770,000            750,750
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     $ 48,976,136
---------------------------------------------------------------------------------------------------------------------------------
CHILE - 0.9%
---------------------------------------------------------------------------------------------------------------------------------
Codelco, Inc., 6.15%, 2036                                                                       $   1,602,000       $  1,644,854
---------------------------------------------------------------------------------------------------------------------------------
HQI Transelec Chile S.A., 7.875%, 2011                                                               1,212,000          1,301,094
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     $  2,945,948
---------------------------------------------------------------------------------------------------------------------------------
COLOMBIA - 3.0%
---------------------------------------------------------------------------------------------------------------------------------
Republic of Colombia, 12%, 2015                                                                COP 890,000,000       $    485,732
---------------------------------------------------------------------------------------------------------------------------------
Republic of Colombia, 7.375%, 2037                                                               $   3,400,000          3,801,200
---------------------------------------------------------------------------------------------------------------------------------
Republic of Colombia, FRN, 7.16%, 2015                                                               4,633,000          4,934,145
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     $  9,221,077
---------------------------------------------------------------------------------------------------------------------------------
COSTA RICA - 0.4%
---------------------------------------------------------------------------------------------------------------------------------
Republic of Costa Rica, 9.995%, 2020                                                             $     833,000       $  1,107,890
---------------------------------------------------------------------------------------------------------------------------------
DOMINICAN REPUBLIC - 1.5%
---------------------------------------------------------------------------------------------------------------------------------
Cap Cana S.A., 9.625%, 2013 (n)                                                                  $   1,061,000       $  1,119,355
---------------------------------------------------------------------------------------------------------------------------------
Cerveceria Nacional Dominicana, 16%, 2012 (n)                                                          565,000            612,508
---------------------------------------------------------------------------------------------------------------------------------
Cerveceria Nacional Dominicana, 8%, 2014 (n)                                                           910,000            939,575
---------------------------------------------------------------------------------------------------------------------------------
Dominican Republic, 9.04%, 2018                                                                      1,233,971          1,434,491
---------------------------------------------------------------------------------------------------------------------------------
Ege Haina Finance Co., 9.5%, 2017 (z)                                                                  549,000            565,470
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     $  4,671,399
---------------------------------------------------------------------------------------------------------------------------------
ECUADOR - 0.6%
---------------------------------------------------------------------------------------------------------------------------------
Republic of Ecuador, 10%, 2030                                                                   $   2,034,000       $  1,886,535
---------------------------------------------------------------------------------------------------------------------------------
EL SALVADOR - 1.4%
---------------------------------------------------------------------------------------------------------------------------------
Republic of El Salvador, 8.25%, 2032                                                             $     634,000       $    776,650
---------------------------------------------------------------------------------------------------------------------------------
Republic of El Salvador, 7.65%, 2035 (n)                                                             1,438,000          1,660,890
---------------------------------------------------------------------------------------------------------------------------------
Republic of El Salvador, 7.65%, 2035                                                                 1,720,000          1,986,600
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     $  4,424,140
---------------------------------------------------------------------------------------------------------------------------------
GUATEMALA - 0.5%
---------------------------------------------------------------------------------------------------------------------------------
Republic of Guatemala, 8.125%, 2034                                                              $   1,290,000       $  1,528,650
---------------------------------------------------------------------------------------------------------------------------------
HONG KONG - 0.2%
---------------------------------------------------------------------------------------------------------------------------------
Agile Property Holdings Ltd., 9%, 2013                                                           $     534,000       $    562,700
---------------------------------------------------------------------------------------------------------------------------------
INDIA - 0.3%
---------------------------------------------------------------------------------------------------------------------------------
ICICI Bank Ltd., FRN, 6.375%, 2022 (n)                                                           $     918,000       $    917,658
---------------------------------------------------------------------------------------------------------------------------------
INDONESIA - 4.3%
---------------------------------------------------------------------------------------------------------------------------------
Adaro Finance B.V., 8.5%, 2010                                                                   $     549,000       $    576,450
---------------------------------------------------------------------------------------------------------------------------------
JPMorgan Chase Bank London, CLN, FRN, 12.5%, 2013 (z)                                                1,650,000          1,600,929
---------------------------------------------------------------------------------------------------------------------------------
JPMorgan Chase Bank London, CLN, FRN, 11%, 2014 (z)                                                    837,117            846,233
---------------------------------------------------------------------------------------------------------------------------------
Majapahit Holding B.V., 7.75%, 2016 (l)(n)                                                           1,952,000          2,066,680
---------------------------------------------------------------------------------------------------------------------------------
Majapahit Holding B.V., 7.75%, 2016                                                                  1,224,000          1,295,910
---------------------------------------------------------------------------------------------------------------------------------
PT Arpeni Pratama Ocean Line Tbk., 8.75%, 2013 (n)                                                     968,000          1,022,450
---------------------------------------------------------------------------------------------------------------------------------
PT Arpeni Pratama Ocean Line Tbk., 8.75%, 2013                                                         100,000            105,625
---------------------------------------------------------------------------------------------------------------------------------
Republic of Indonesia, 8.5%, 2035                                                                      705,000            866,972
---------------------------------------------------------------------------------------------------------------------------------
Republic of Indonesia, 6.625%, 2037 (n)                                                              1,422,000          1,407,780
---------------------------------------------------------------------------------------------------------------------------------
Republic of Indonesia, 6.625%, 2037                                                                  2,278,000          2,255,220
---------------------------------------------------------------------------------------------------------------------------------
Republic of Indonesia, CLN, 11%, 2014 (z)                                                              599,432            600,211
---------------------------------------------------------------------------------------------------------------------------------
Republic of Indonesia, CLN, 10%, 2017 (z)                                                              596,993            586,647
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     $ 13,231,107
---------------------------------------------------------------------------------------------------------------------------------
IRAQ - 0.2%
---------------------------------------------------------------------------------------------------------------------------------
Republic of Iraq, 5.8%, 2028                                                                     $     999,000       $    640,559
---------------------------------------------------------------------------------------------------------------------------------
JAMAICA - 0.2%
---------------------------------------------------------------------------------------------------------------------------------
Government of Jamaica, 8%, 2039                                                                  $     634,000       $    637,170
---------------------------------------------------------------------------------------------------------------------------------
KAZAKHSTAN - 1.6%
---------------------------------------------------------------------------------------------------------------------------------
CenterCredit International B.V., 8.625%, 2014 (n)                                                $   1,038,000       $    995,182
---------------------------------------------------------------------------------------------------------------------------------
HSBK Europe B.V., 7.25%, 2017 (z)                                                                    1,194,000          1,191,015
---------------------------------------------------------------------------------------------------------------------------------
Intergas Finance B.V., 6.875%, 2011 (n)                                                              1,135,000          1,176,144
---------------------------------------------------------------------------------------------------------------------------------
Intergas Finance B.V., 6.875%, 2011                                                                    400,000            414,500
---------------------------------------------------------------------------------------------------------------------------------
Kazkommerts International B.V., 8%, 2015                                                             1,105,000          1,116,050
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     $  4,892,891
---------------------------------------------------------------------------------------------------------------------------------
LEBANON - 0.3%
---------------------------------------------------------------------------------------------------------------------------------
Lebanese Republic, 8.5%, 2016                                                                    $   1,000,000       $    980,000
---------------------------------------------------------------------------------------------------------------------------------
MACAU - 0.3%
---------------------------------------------------------------------------------------------------------------------------------
Galaxy Entertainment Co. Ltd., FRN, 10.3544%, 2010 (n)                                           $     762,000       $    807,720
---------------------------------------------------------------------------------------------------------------------------------
Galaxy Entertainment Finance Co., Ltd., FRN, 10.3544%, 2010                                            100,000            106,000
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     $    913,720
---------------------------------------------------------------------------------------------------------------------------------
MEXICO - 10.5%
---------------------------------------------------------------------------------------------------------------------------------
C10 Capital SPV Ltd., 6.722% to 2016, FRN to 2049(n)                                             $   1,216,000       $  1,214,322
---------------------------------------------------------------------------------------------------------------------------------
C10 Capital SPV Ltd., FRN, 6.722%, 2049                                                                200,000            199,724
---------------------------------------------------------------------------------------------------------------------------------
Grupo Posadas S.A. de C.V., 8.75%, 2011 (l)(n)                                                         162,000            169,290
---------------------------------------------------------------------------------------------------------------------------------
Grupo Posadas S.A. de C.V., 8.75%, 2011                                                                358,000            374,110
---------------------------------------------------------------------------------------------------------------------------------
Grupo Televisa S.A., 8.5%, 2032                                                                        673,000            854,200
---------------------------------------------------------------------------------------------------------------------------------
Pemex Project Funding Master Trust, 8.625%, 2022 (l)                                                 6,622,000          8,350,342
---------------------------------------------------------------------------------------------------------------------------------
Pemex Project Funding Master Trust, 9.5%, 2027 (l)                                                   3,416,000          4,722,620
---------------------------------------------------------------------------------------------------------------------------------
Pemex Project Funding Master Trust, 6.625%, 2035                                                     3,299,000          3,496,940
---------------------------------------------------------------------------------------------------------------------------------
United Mexican States, 9%, 2011                                                                MXN  20,030,000          1,924,767
---------------------------------------------------------------------------------------------------------------------------------
United Mexican States, 9%, 2012                                                                MXN   7,600,000            735,740
---------------------------------------------------------------------------------------------------------------------------------
United Mexican States, 8.3%, 2031                                                                $   2,252,000          2,954,624
---------------------------------------------------------------------------------------------------------------------------------
United Mexican States, 6.75%, 2034 (l)                                                               4,478,000          4,992,970
---------------------------------------------------------------------------------------------------------------------------------
Urbi Desarrollos Urbanos S.A. de C.V., 8.5%, 2016 (n)                                                1,050,000          1,141,875
---------------------------------------------------------------------------------------------------------------------------------
Vitro S.A., 8.625%, 2012 (n)                                                                           486,000            503,739
---------------------------------------------------------------------------------------------------------------------------------
Vitro S.A., 9.125%, 2017 (n)                                                                           833,000            872,568
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     $ 32,507,831
---------------------------------------------------------------------------------------------------------------------------------
PAKISTAN - 0.3%
---------------------------------------------------------------------------------------------------------------------------------
Pakistan Mobile Communications, 8.625%, 2013 (n)                                                 $     680,000       $    714,000
---------------------------------------------------------------------------------------------------------------------------------
Pakistan Mobile Communications, 8.625%, 2013                                                           100,000            105,000
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     $    819,000
---------------------------------------------------------------------------------------------------------------------------------
PANAMA - 2.7%
---------------------------------------------------------------------------------------------------------------------------------
Aes Panama S.A., 6.35%, 2016 (n)                                                                 $   1,126,000       $  1,099,797
---------------------------------------------------------------------------------------------------------------------------------
Republic of Panama, 9.375%, 2029                                                                     4,535,000          6,178,937
---------------------------------------------------------------------------------------------------------------------------------
Republic of Panama, 6.7%, 2036                                                                       1,182,000          1,249,965
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     $  8,528,699
---------------------------------------------------------------------------------------------------------------------------------
PERU - 2.3%
---------------------------------------------------------------------------------------------------------------------------------
Banco de Credito del Peru, FRN, 6.95%, 2021 (n)                                                  $   1,030,000       $  1,029,832
---------------------------------------------------------------------------------------------------------------------------------
Banco de Credito del Peru, FRN, 6.95%, 2021                                                            100,000             99,984
---------------------------------------------------------------------------------------------------------------------------------
Iirsa Norte Finance Ltd., 8.75%, 2024 (n)(p)                                                         1,405,435          1,657,008
---------------------------------------------------------------------------------------------------------------------------------
Peru Enhanced Pass-Through Trust, 0%, 2018 (z)                                                       1,673,000          1,146,005
---------------------------------------------------------------------------------------------------------------------------------
Peru Enhanced Pass-Through Trust, 0%, 2018                                                             250,000            171,250
---------------------------------------------------------------------------------------------------------------------------------
Republic of Peru, 6.55%, 2037                                                                        2,406,000          2,545,548
---------------------------------------------------------------------------------------------------------------------------------
Southern Copper Corp., 7.5%, 2035                                                                      535,000            592,958
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     $  7,242,585
---------------------------------------------------------------------------------------------------------------------------------
PHILIPPINES - 6.0%
---------------------------------------------------------------------------------------------------------------------------------
National Power Corp., 6.875%, 2016 (n)                                                           $     853,000       $    868,994
---------------------------------------------------------------------------------------------------------------------------------
National Power Corp., 6.875%, 2016                                                                     100,000            101,627
---------------------------------------------------------------------------------------------------------------------------------
National Power Corp., FRN, 9.61%, 2011                                                               1,211,000          1,355,886
---------------------------------------------------------------------------------------------------------------------------------
Republic of Philippines, 9.375%, 2017                                                                6,700,000          8,257,750
---------------------------------------------------------------------------------------------------------------------------------
Republic of Philippines, 7.5%, 2024                                                                  3,944,000          4,358,120
---------------------------------------------------------------------------------------------------------------------------------
Republic of Philippines, 7.75%, 2031                                                                 2,338,000          2,647,785
---------------------------------------------------------------------------------------------------------------------------------
Republic of Philippines, 6.375%, 2032                                                                1,041,000          1,013,674
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     $ 18,603,836
---------------------------------------------------------------------------------------------------------------------------------
RUSSIA - 10.0%
---------------------------------------------------------------------------------------------------------------------------------
Alrosa Finance S.A., 8.875%, 2014                                                                $   3,484,000       $  4,025,414
---------------------------------------------------------------------------------------------------------------------------------
Evraz Securities S.A., 10.875%, 2009                                                                   700,000            762,608
---------------------------------------------------------------------------------------------------------------------------------
Gaz Capital S.A., 6.212%, 2016                                                                       8,198,000          8,300,475
---------------------------------------------------------------------------------------------------------------------------------
Gaz Capital S.A., 6.51%, 2022                                                                          658,000            676,918
---------------------------------------------------------------------------------------------------------------------------------
Gazprom International S.A., 7.201%, 2020                                                             4,422,559          4,662,262
---------------------------------------------------------------------------------------------------------------------------------
Gazprom International S.A., 6.51%, 2022 (n)                                                          2,980,000          3,065,675
---------------------------------------------------------------------------------------------------------------------------------
Kuznetski Capital S.A., 7.335%, 2013                                                                   618,000            648,406
---------------------------------------------------------------------------------------------------------------------------------
OJSC Vimpel Communications, 8.25%, 2016 (n)                                                            503,000            539,719
---------------------------------------------------------------------------------------------------------------------------------
OJSC Vimpel Communications, 8.25%, 2016                                                                585,000            627,705
---------------------------------------------------------------------------------------------------------------------------------
RSHB Capital S.A., 7.175%, 2013 (n)                                                                    860,000            912,675
---------------------------------------------------------------------------------------------------------------------------------
RSHB Capital S.A., 7.175%, 2013                                                                      1,709,000          1,813,676
---------------------------------------------------------------------------------------------------------------------------------
Russian Federation, 3%, 2008                                                                         1,230,000          1,198,758
---------------------------------------------------------------------------------------------------------------------------------
Russian Standard Finance S.A., 7.5%, 2010 (n)                                                          592,000            578,680
---------------------------------------------------------------------------------------------------------------------------------
Russian Standard Finance S.A., 8.625%, 2011 (n)                                                        641,000            648,211
---------------------------------------------------------------------------------------------------------------------------------
Russian Standard Finance S.A., 8.625%, 2011                                                            300,000            303,375
---------------------------------------------------------------------------------------------------------------------------------
TNK-BP Finance S.A., 7.5%, 2016 (n)                                                                  1,690,000          1,789,287
---------------------------------------------------------------------------------------------------------------------------------
TNK-BP Finance S.A., 7.5%, 2016                                                                        300,000            317,625
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     $ 30,871,469
---------------------------------------------------------------------------------------------------------------------------------
SOUTH KOREA - 0.2%
---------------------------------------------------------------------------------------------------------------------------------
C&M Co. Ltd., 8.1%, 2016 (n)                                                                     $     498,000       $    528,503
---------------------------------------------------------------------------------------------------------------------------------
TURKEY - 8.4%
---------------------------------------------------------------------------------------------------------------------------------
T2 Capital Finance Co. S.A., FRN, 6.95%, 2017 (n)                                                $   1,052,000       $  1,053,315
---------------------------------------------------------------------------------------------------------------------------------
T2 Capital Finance Co. S.A., FRN, 6.95%, 2017                                                          200,000            200,250
---------------------------------------------------------------------------------------------------------------------------------
DFS Funding Corp., FRN, 7.3549%, 2010 (z)                                                              850,000            860,625
---------------------------------------------------------------------------------------------------------------------------------
Republic of Turkey, 9.5%, 2014                                                                       1,139,000          1,319,816
---------------------------------------------------------------------------------------------------------------------------------
Republic of Turkey, 7.25%, 2015                                                                      1,625,000          1,694,063
---------------------------------------------------------------------------------------------------------------------------------
Republic of Turkey, 7%, 2016                                                                         1,379,000          1,410,028
---------------------------------------------------------------------------------------------------------------------------------
Republic of Turkey, 7%, 2020                                                                         2,132,000          2,162,658
---------------------------------------------------------------------------------------------------------------------------------
Republic of Turkey, 7.375%, 2025                                                                     6,688,000          6,888,640
---------------------------------------------------------------------------------------------------------------------------------
Republic of Turkey, 8%, 2034                                                                         2,259,000          2,484,900
---------------------------------------------------------------------------------------------------------------------------------
Republic of Turkey, 6.875%, 2036                                                                     3,216,000          3,115,500
---------------------------------------------------------------------------------------------------------------------------------
Turkey Government Bond, 10%, 2012                                                              TRY   6,656,058          4,924,342
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     $ 26,114,137
---------------------------------------------------------------------------------------------------------------------------------
UKRAINE - 1.2%
---------------------------------------------------------------------------------------------------------------------------------
Ministry of Finance of Ukraine, 6.58%, 2016                                                      $   2,653,000       $  2,696,695
---------------------------------------------------------------------------------------------------------------------------------
Naftogaz Ukraine, 8.125%, 2009                                                                         900,000            911,160
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     $  3,607,855
---------------------------------------------------------------------------------------------------------------------------------
UNITED STATES - 0.3%
---------------------------------------------------------------------------------------------------------------------------------
Freeport-McMoRan Copper & Gold, FRN, 8.568%, 2015 (l)                                            $     790,000       $    833,450
---------------------------------------------------------------------------------------------------------------------------------
URUGUAY - 2.2%
---------------------------------------------------------------------------------------------------------------------------------
Republic of Uruguay, 9.25%, 2017                                                                 $     432,000       $    534,600
---------------------------------------------------------------------------------------------------------------------------------
Republic of Uruguay, 5%, 2018                                                                  UYU  30,270,000          1,466,451
---------------------------------------------------------------------------------------------------------------------------------
Republic of Uruguay, 8%, 2022                                                                    $   1,958,000          2,246,805
---------------------------------------------------------------------------------------------------------------------------------
Republica Orient Uruguay, 4.25%, 2027                                                          UYU  16,467,000            710,583
---------------------------------------------------------------------------------------------------------------------------------
Republica Orient Uruguay, 7.625%, 2036                                                           $   1,609,000          1,798,058
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     $  6,756,497
---------------------------------------------------------------------------------------------------------------------------------
VENEZUELA - 6.8%
---------------------------------------------------------------------------------------------------------------------------------
Republic of Venezuela, 8.5%, 2014 (l)                                                            $   6,892,000       $  7,601,876
---------------------------------------------------------------------------------------------------------------------------------
Republic of Venezuela, 7%, 2018                                                                      6,392,000          6,455,920
---------------------------------------------------------------------------------------------------------------------------------
Republic of Venezuela, 7.65%, 2025                                                                   4,224,000          4,439,424
---------------------------------------------------------------------------------------------------------------------------------
Republic of Venezuela, 9.25%, 2027                                                                     329,000            405,657
---------------------------------------------------------------------------------------------------------------------------------
Republic of Venezuela, 9.375%, 2034                                                                  1,719,000          2,154,767
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     $ 21,057,644
---------------------------------------------------------------------------------------------------------------------------------
VIETNAM - 0.3%
---------------------------------------------------------------------------------------------------------------------------------
Republic of Vietnam, 6.875%, 2016                                                                $   1,013,000       $  1,089,145
---------------------------------------------------------------------------------------------------------------------------------
  TOTAL BONDS                                                                                                        $286,667,128
---------------------------------------------------------------------------------------------------------------------------------
PUT OPTIONS PURCHASED - 0.0%
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                     NUMBER
ISSUER/EXPIRATION DATE/STRIKE PRICE                                                               OF CONTRACTS          VALUE ($)
---------------------------------------------------------------------------------------------------------------------------------
BRL Currency - June 2007 @ $1.0374                                                               $   6,280,350       $      5,476
---------------------------------------------------------------------------------------------------------------------------------
TRY Currency - May 2007 @ $1.0469                                                                    4,142,650                162
---------------------------------------------------------------------------------------------------------------------------------
Credit Default Swaption - May 2007 @ $2.46 - Fund receives 2.46%, fund pays notional amount upon a defined credit default event by Republic of Turkey, 11.875%,
  1/15/2030                                                                                          2,900,000              2,900
---------------------------------------------------------------------------------------------------------------------------------
  TOTAL PUT OPTIONS PURCHASED                                                                                        $      8,538
---------------------------------------------------------------------------------------------------------------------------------
SHORT-TERM OBLIGATIONS - 4.5%
---------------------------------------------------------------------------------------------------------------------------------
Farmer Mac, 5.06%, due 5/01/07 (y)                                                               $  13,913,000       $ 13,913,000
---------------------------------------------------------------------------------------------------------------------------------
COLLATERAL FOR SECURITIES LOANED - 2.5%
---------------------------------------------------------------------------------------------------------------------------------
Navigator Securities Lending Prime Portfolio, at Cost and Net Asset Value                            7,788,368       $  7,788,368
---------------------------------------------------------------------------------------------------------------------------------
  TOTAL INVESTMENTS(k)                                                                                               $308,377,034
---------------------------------------------------------------------------------------------------------------------------------
OTHER ASSETS, LESS LIABILITIES - 0.4%                                                                                   1,177,007
---------------------------------------------------------------------------------------------------------------------------------
  NET ASSETS - 100.0%                                                                                                $309,554,041
---------------------------------------------------------------------------------------------------------------------------------

(k) As of April 30, 2007, the fund held securities fair valued in accordance with the policies adopted by the Board of
    Trustees, aggregating $259,276,908 and 84.08% of market value. An independent pricing service provided an evaluated bid for 64.19% of the market value.
(l) All or a portion of this security is on loan.
(n) Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate value of these securities was $40,572,230, representing 13.1% of net assets.
(p) Payment-in-kind security.
(y) The rate shown represents an annualized yield at time of purchase.
(z) Restricted securities are not registered under the Securities Act of 1933 and are subject to legal restrictions on resale.
    These securities generally may be resold in transactions exempt from registration or to the public if the securities are subsequently registered. Disposal of these securities may involve time-consuming negotiations and prompt sale at an acceptable price may be difficult. The fund holds the following restricted securities:


                                                         ACQUISITION          ACQUISITION          CURRENT          TOTAL % OF
RESTRICTED SECURITIES                                       DATE                 COST            MARKET VALUE       NET ASSETS
------------------------------------------------------------------------------------------------------------------------------
DFS Funding Corp., FRN, 7.3549%, 2010                   6/24/05-1/04/06       $  856,750         $   860,625
Ege Haina Finance Co., 9.5%, 2017                           4/19/07              549,000             565,470
Federative Republic of Brazil, CLN I, 6%, 2009              3/13/06              698,795             779,551
Federative Republic of Brazil, CLN II, 6%, 2009             3/20/06              508,208             569,308
Federative Republic of Brazil, CLN, 6%, 2009                6/16/06              586,387             711,832
Federative Republic of Brazil, CLN, 6%, 2009            6/05/06-6/12/06        1,024,308           1,249,643
Federative Republic of Brazil, CLN, 6%, 2009            5/25/06-6/01/06        1,487,672           1,850,449
Globo Comunicacoes Participacao, 7.25%, 2022                4/19/07              611,000             610,389
HSBK Europe B.V., 7.25%, 2017                               4/25/07            1,184,066           1,191,015
JPMorgan Chase Bank London, CLN, FRN, 12.5%, 2013           2/20/07            1,567,365           1,600,929
JPMorgan Chase Bank London, CLN, FRN, 11%, 2014             4/04/07              836,885             846,233
Peru Enhanced Pass-Through Trust, 0%, 2018                 12/14/06            1,070,887           1,146,005
Republic of Indonesia, CLN, 11%, 2014                       4/17/07              595,469             600,211
Republic of Indonesia, CLN, 10%, 2017                       4/17/07              578,526             586,647
Tam Capital, Inc., 7.375%, 2017                             4/20/07              756,702             750,750
                                                                                                 ---------------------------
Total Restricted Securities                                                                      $13,919,057          4.5%
                                                                                                 ===========================

The following abbreviations are used in this report and are defined:
CLN      Credit-Linked Note
FRN      Floating Rate Note. Interest rate resets periodically and may not be the rate reported at period end.

Abbreviations indicate amounts shown in currencies other than the U.S. dollar. All amounts are stated in U.S. dollars unless otherwise indicated. A list of abbreviations is shown below:
      ARS      Argentine Peso
      BRL      Brazilian Real
      CNY      Chinese Yuan Renminbi
      COP      Colombian Peso
      DOP      Dominican Peso
      MXN      Mexican Peso
      MYR      Malaysian Ringgit
      PEN      Peruvian Nuevo Sol
      PLN      Polish Zloty
      SGD      Singapore Dollar
      TRY      Turkish Lira
      UYU      Uruguayan Peso

See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

MFS EMERGING MARKETS DEBT FUND

SUPPLEMENTAL INFORMATION (UNAUDITED) 4/30/2007

(1) PORTFOLIO SECURITIES

The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

Aggregate Cost                                                    $297,760,439
                                                                  ============
Gross unrealized appreciation                                     $ 11,214,826
Gross unrealized depreciation                                         (598,231)
                                                                  ------------
      Net unrealized appreciation (depreciation)                  $ 10,616,595
                                                                  ============

The aggregate cost above includes prior fiscal year end tax adjustments.

(2) FINANCIAL INSTRUMENTS

DERIVATIVES
-----------

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS AT 4/30/07

Appreciation and Depreciation in the table below are reported by currency.

                                                                                                            NET UNREALIZED
                    CONTRACTS TO          SETTLEMENT                                      CONTRACTS          APPRECIATION
CURRENCY  TYPE    DELIVER/RECEIVE         DATE RANGE               IN EXCHANGE FOR        AT VALUE          (DEPRECIATION)
---------------------------------------------------------------------------------------------------------------------------
APPRECIATION
------------
BUY       CNY       53,144,820      05/08/2007 - 05/31/2007           $6,906,380          $6,916,243          $  9,863
BUY       MXN       24,453,159            05/09/2007                   2,223,370           2,236,129            12,759
BUY       MYR        4,123,200            05/29/2007                   1,200,000           1,206,559             6,559
BUY       PEN        3,420,535            05/29/2007                   1,078,863           1,079,541               678
BUY       PLN        2,082,104            05/02/2007                     705,808             750,946            45,138
SELL      PLN        2,082,104            05/02/2007                     752,232             750,946             1,286
SELL      TRY        1,626,215            05/29/2007                   1,210,071           1,178,615            31,456
                                                                                                              --------
                                                                                                              $107,739
                                                                                                              ========

DEPRECIATION
------------
SELL      BRL        3,118,964            05/21/2007                  $1,526,981          $1,527,648          $   (667)
SELL      CNY       16,998,360            05/08/2007                   2,200,435           2,208,385            (7,950)
SELL      DOP       19,034,401            10/09/2007                     565,658             574,351            (8,693)
BUY       PLN        2,082,104            07/02/2007                     753,607             752,260            (1,347)
BUY       SGD        1,071,369            05/29/2007                     710,603             706,694            (3,909)
SELL      TRY        3,194,375            06/01/2007                   2,301,091           2,327,430           (26,339)
                                                                                                              --------
                                                                                                              $(48,905)
                                                                                                              ========

At April 30, 2007, forward foreign currency purchases and sales under master netting agreements excluded above amounted to a net receivable of $215 with Merrill Lynch International Bank.

FUTURES CONTRACTS OUTSTANDING AT 4/30/07
                                                                                                         UNREALIZED
                                                                                        EXPIRATION      APPRECIATION
DESCRIPTION                            CONTRACTS                    VALUE                 DATE         (DEPRECIATION)
-----------------------------------------------------------------------------------------------------------------------
U.S. Treasury Bond (Long)               26                       $   2,905,500           Jun-07         $(15,216)
U.S. Treasury Note 5 year (Long)        20                           2,116,563           Jun-07            2,430
U.S. Treasury Note 10 year (Long)      120                          12,999,375           Jun-07           30,236
-----------------------------------------------------------------------------------------------------------------------
                                                                                                        $ 17,450
                                                                                                        ========

SWAP AGREEMENTS AT 4/30/07
                                                                                                         UNREALIZED
                       NOTIONAL                                CASH FLOWS            CASH FLOWS         APPRECIATION
EXPIRATION              AMOUNT       COUNTERPARTY               TO RECEIVE            TO PAY            (DEPRECIATION)
-----------------------------------------------------------------------------------------------------------------------
CREDIT DEFAULT SWAPS
4/20/2012   USD       1,450,000    Morgan Stanley Capital          (1)            2.08% (fixed rate)     $(15,562)
                                     Services, inc.

4/20/2012   USD       1,450,000    Morgan Stanley Capital          (2)            0.98% (fixed rate)     $   (9,469)
                                     Services, inc.

4/20/2012   USD       2,870,000    Morgan Stanley Capital          (3)            1.73% (fixed rate)     $ (23,623)
                                     Services, inc.
                                                                                                         --------
                                                                                                         $(48,654)
                                                                                                         ========

INTEREST RATE SWAPS
1/2/12           BRL   2,500,000    JPMorgan Chase Bank     CDI (floating rate)  11.66% (fixed rate)     $(31,922)
                                                                                                         ========

(1) Fund to receive notional amount upon a defined credit default event by Argentine Republic., 8.28%, 12/31/33.
(2) Fund to receive notional amount upon a defined credit default event by Republic of Colombia, 10.375%, 1/28/33.
(3) Fund to receive notional amount upon a defined credit default event by Republic of Turkey., 11.875%, 1/15/30.


At April 30, 2007, the fund had sufficient cash and/or other liquid securities to cover any commitments under these derivative contracts.

(3) COUNTRY WEIGHTINGS

Country weighting percentages of portfolio holdings based on total net assets as of April 30, 2007, are as follows:

---------------------------------
Brazil                      16.2%
---------------------------------
Mexico                      10.7%
---------------------------------
Russia                      10.2%
---------------------------------
Argentina                    9.5%
---------------------------------
United States                7.9%
---------------------------------
Turkey                       7.6%
---------------------------------
Venezuela                    6.9%
---------------------------------
Philippines                  6.1%
---------------------------------
Indonesia                    4.3%
---------------------------------
Other Countries             20.6%
---------------------------------


The country weighting percentages include both accrued interest amounts and the equivalent exposure from any derivative holdings, if applicable.

ITEM 2.  CONTROLS AND PROCEDURES.

(a) Based upon their evaluation of the effectiveness of the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the "Act")) as conducted within 90 days of the filing date of this Form N-Q, the registrant's principal financial officer and principal executive officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no changes in the registrant's internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2): Attached hereto.

                                     NOTICE

A copy of the Amended and Restated Declaration of Trust of the Registrant is on file with the Secretary of State of The Commonwealth of Massachusetts and notice is hereby given that this instrument is executed on behalf of the Registrant by an officer of the Registrant as an officer and not individually and the obligations of or arising out of this instrument are not binding upon any of the Trustees or shareholders individually, but are binding only upon the assets and property of the respective constituent series of the Registrant.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant: MFS SERIES TRUST X
            -------------------------------------------------------------------


By (Signature and Title)* MARIA F. DWYER
                          -----------------------------------------------------
                          Maria F. Dwyer, President

Date: June 13, 2007
      -------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)* MARIA F. DWYER
                          -----------------------------------------------------
                          Maria F. Dwyer, President (Principal Executive
                          Officer)

Date: June 13, 2007
      -------------


By (Signature and Title)* TRACY ATKINSON
                          -----------------------------------------------------
                          Tracy Atkinson, Treasurer (Principal Financial Officer and Accounting Officer)

Date: June 13, 2007
      -------------


* Print name and title of each signing officer under his or her signature.